Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	VERSUS SYSTEMS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Central Index Key	0001701963
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1